Basis of presentation and significant accounting policies (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Level 2 | Foreign currency exchange contracts
Changes in financial instruments
Additions	$ 1,133	$ 621
Repayment		(621)
Balance at the end of the period	411
Level 2 | Fixing
Changes in financial instruments
Additions	1,026	621
Repayment	(722)	(621)
Balance at the end of the period	304
Level 2 | Revaluation
Changes in financial instruments
Additions	107
Balance at the end of the period	107
Level 3
Changes in financial instruments
Balance at the beginning of the period	11,387
Additions		12,237
Revaluation	922
Repayment	(5,580)	(850)
Balance at the end of the period	6,729	11,387
Level 3 | Payable for business acquisition, at fair value
Changes in financial instruments
Balance at the beginning of the period	5,805
Additions		6,655
Revaluation	1,380
Repayment	(2,376)	(850)
Balance at the end of the period	4,809	5,805
Level 3 | Payable for software acquisition, at fair value
Changes in financial instruments
Balance at the beginning of the period	5,582
Additions		5,582
Revaluation	(458)
Repayment	(3,204)	0
Balance at the end of the period	$ 1,920	$ 5,582